Revenues (Details) - Schedule of operating sales - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Operating Sales Abstract
Sales of grains	R$ 727,875	R$ 336,115	R$ 237,904
Sales of cotton	26,109	28,475	13,104
Sales of sugarcane	379,242	265,062	192,943
Sales of beef cattle	32,773	29,566	33,609
Lease	15,047	19,350	18,127
Other revenues	9,368	1,301	1,658
Gross operating revenue	1,190,414	679,869	497,345
Sales deductions
Taxes on sales	(22,277)	(16,917)	(9,777)
Net revenue	R$ 1,168,137	R$ 662,952	R$ 487,568